Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease equipment returned	$ 67,336
Depreciation and amortization	1,071	$ 932	$ 4,238	$ 0
Depreciation and amortization expense from discontinued operations	4,294	$ 9,406	$ 55,280	$ 19,744
Subsequent Event [Member]
Lease equipment returned	$ 67,336